Exhibit 99.10

Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300786222	409341	06/20/2018	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	1)Final 1003 /1008 do not include HOA dues reflected on appraisal report 2) Final 1003 was not executed by the loan officer.	07/09/2018	Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.
1) Exception is partially cleared with the attached updated 1008 and 1003/Application that includes the HOA Fee in the housing expense. DTI variance < 2%, however, HOA fee was not disclosed to borrower. Borrower signature is required to evidence acknowledgment of the change. Updated 1003/Application was not signed by the Loan Originator. Exception Remains;
2) Exception is partially cleared with the attached loan originator signed final 1003 Application. Missing is a copy of the borrower signed corrected 1003 application (REF Stip 6/25). Exception Remains;
3) Exception is cleared with the attached borrower / loan originator signed corrected 1003 / Application. Exception Cleared.
												Exception is cleared with the attached borrower / loan originator signed corrected 1003 / Application. Matching corrected 1008 was previously provided via stip presentment. Exception Cleared.	A	A	A	A	A
300786222	409347	06/20/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD is missing complete title contact information.		Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.	The Settlement Agent information is required and is missing. Missing Settlement Agent information carries no assignee liability. Exception Overridden to EV2;	The Settlement Agent information is required and is missing. Missing Settlement Agent information carries no assignee liability. Exception Overridden to EV2;	B	B	B	B	B
300786222	409355	06/20/2018	Compliance	No Net Tangible Benefit to the Borrower	COMP 0009	1	Closed	Unable to determine benefit to borrower.	06/26/2018	Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.	Exception is cleared with the attached copy of the Note that was paid off. Borrower was refinancing an ARM to Fixed Rate. Exception Cleared.	Exception is cleared with the attached copy of the Note that was paid off. Borrower was refinancing an ARM to Fixed Rate. Exception Cleared.	A	A	A	A	A
300786222	409372	06/20/2018	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	1	Closed
Title Commitment reflects liens and/or judgments against B1 or person of same or similar name to the borrower on line items #13-19. Missing documentation to confirm borrower is not the same person. No signed affidavit from borrower located in file.
									07/02/2018	Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.
Exception is cleared with the attached borrower signed and notarized Affidavit As To Judgments and Liens. Affidavit states that the none of the judgments / liens are against the Affiant. Exception Cleared.

Exception is cleared with the attached borrower signed and notarized Affidavit As To Judgments and Liens. Affidavit states that the none of the judgments / liens are against the Affiant. Exception Cleared.
													A	A	A	A	A
300786222	409389	06/20/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	2017 W2 for B2 image is cut off	07/09/2018	Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.	Exception is cleared with the attached complete copy of the 2017 W2 for B2. Exception Cleared.	Exception is cleared with the attached complete copy of the 2017 W2 for B2. Exception Cleared.	A	A	A	A	A
300786222	409390	06/20/2018	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	You did not submit an Intent to Proceed Date.	07/25/2018	Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.
1) Attached evidence of delivery to borrower of the intent to proceed form is insufficient to satisfy the exception. Missing is the documented intent to proceed date. Exception Remains;
2) Exception is cleared with the attached borrower signed intent to proceed form. Exception Cleared.
												Exception is cleared with the attached borrower signed intent to proceed form. Exception Cleared.	A	A	A	A	A
300786222	409392	06/20/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	2	Acknowledged	The Recording Fee on Final CD increased to $90 from $60 disclosed on most recent LE.		Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.
1) Attached change of circumstance form is insufficient to satisfy the exception. Exception Remains;
2) Exception is partially cured with the attached post-close corrective disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation. Missing is copy of refund check. The Notice of Right to Cancel with reopened rescission period did not provide the borrower with 3 full business days to rescind. The borrower must be provided a full 3 business days following the  date the notice of right to cancel was received. Exception Remains;
3) Exception remains partially cured with the attached Notice of Right to Cancel with reopened rescission period. ROR expiration date has passed with no evidence transaction was rescinded. Still missing is a copy of refund check. Exception Remains;
4) Exception is cured with the attached copy of the refund check. Exception Overridden to EV2.
												Exception is cured with the attached copy of the refund check. Exception Overridden to EV2.	B	B	B	B	B
300786222	410593	06/26/2018	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	CD does not disclose monthly HOA Fee		Verified reserves - 52 months verified reserves. 9 months PITI reserves required.; Low DTI - DTI of 29.22% < 43% max allowed.
1) Exception is partially cured with the attached post-close corrective CD and accompanying letter of explanation. No evidence trackable delivery, thus US Mailbox Rule applied. Schedule of Payments error is considered a material violation. Missing is evidence of reopened rescission with evidence of trackable delivery to borrower. Exception Remains;
2) Exception remains partially cured with the attached post-close corrective disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation. Missing is copy of refund check. The Notice of Right to Cancel with reopened rescission period did not provide the borrower with 3 full business days to rescind. Exception Remains;
3) Exception remains partially cured with the attached Notice of Right to Cancel with reopened rescission period. ROR expiration date has passed with no evidence transaction was rescinded. Still missing is a copy of refund check. Exception Remains;
4) Exception is cured with the attached copy of the refund check (REF TRID 0124). Exception Overridden to EV2;
												Exception is cured with the attached copy of the refund check (REF TRID 0124). Exception Overridden to EV2;	B	B	B	B	B
300786653	410032	06/22/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance sufficient to cover the Note amount. Annual premium to be confirmed.	06/29/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves of 28 months PITIA. 9 months reserves required.
Exception is cleared with the attached evidence of property insurance. Dwelling coverage is sufficient to cover the Note amount. Annual premium supports the monthly qualifying insurance payment. Exception Cleared.

Exception is cleared with the attached evidence of property insurance. Dwelling coverage is sufficient to cover the Note amount. Annual premium supports the monthly qualifying insurance payment. Exception Cleared.
													A	A	A	A	A
300786653	410048	06/22/2018	Credit	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Review Calculated DTI 57.08% > 43%.

Rental income considered on non-subject rental property, however no lease provided. Appendix Q requires current signed lease agreement for rental income to be considered, thus excluded for review.
									10/09/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves of 28 months PITIA. 9 months reserves required.
1) Lender-posted response is insufficient to satisfy the exception. QMATR 0002 Exception Remains;
2) Lender-posted response is insufficient to satisfy the exception. QMATR 0002 Exception Remains;
3) Exception is cleared with the attached current signed lease agreement. Exception Cleared.
												Exception is cleared with the attached current signed lease agreement. Exception Cleared.	A	A	A	A	A
300786653	410054	06/22/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged
Real Estate Commission disclosed on the CD does not match to the real estate commission disclosed on the seller CD. It appears that the Referral Fee paid to other was included in the real estate commission disclosed to borrower.
										Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves of 28 months PITIA. 9 months reserves required.
Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. Exception Overridden to EV2;

Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. Exception Overridden to EV2;
													B	B	B	B	B
300786653	410055	06/22/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Settlement Agent information is incomplete. Missing NMLS ID, State License ID Contact Name, Contact NMLS ID, Contact State ID, and Email Address (as applicable).		Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves of 28 months PITIA. 9 months reserves required.
Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. Exception Overridden to EV2;

Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. Exception Overridden to EV2;
													B	B	B	B	B
300786653	410056	06/22/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Subject is indicated to be a SFR with annual HOA fee. Appraiser did not address what the assessments are for. Provide confirmation subject is not a PUD.	06/29/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves of 28 months PITIA. 9 months reserves required.
Exception is cleared with the attached updated appraisal report. Appraiser confirms subject is not a PUD and that the HOA fees cover maintenance of the outlots, the two entrances/landscaping, fencing and walking paths. Exception Cleared.

Exception is cleared with the attached updated appraisal report. Appraiser confirms subject is not a PUD and that the HOA fees cover maintenance of the outlots, the two entrances/landscaping, fencing and walking paths. Exception Cleared.
													A	A	A	A	A
300800954	412338	07/06/2018	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Written VOE has altered date not initialed by signer of VOE.	07/16/2018
Verified credit history - 763/763 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/2000. ; Verified reserves - Two times the post-closing reserve requirement is met. Sufficient reserves to meet additional 6 months of PITI on departing primary were provided. ; Low DTI - 22.62% DTI on fully documented file. 43% maximum DTI allowed.
											7/11/2018 - Exception is cleared with the attached copy of the WVOE with the correction made to the termination date initialed by the administrator that completed the form.	7/11/2018 - Exception is cleared with the attached copy of the WVOE with the correction made to the termination date initialed by the administrator that completed the form.	A	A	A	A	A
300800954	412351	07/06/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing updated statement for retirement account confirming borrower has sufficient funds for withdrawal. Inadequate documentation provided to source the funds used for closing. These funds are required for closing.
									07/11/2018
Verified credit history - 763/763 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/2000. ; Verified reserves - Two times the post-closing reserve requirement is met. Sufficient reserves to meet additional 6 months of PITI on departing primary were provided. ; Low DTI - 22.62% DTI on fully documented file. 43% maximum DTI allowed.
											7/11/2018 - Exception is cleared with the attached documentation that satisfactorily documents 401K assets being rolled over to retirement account and subsequently withdrawn for cash to close.	7/11/2018 - Exception is cleared with the attached documentation that satisfactorily documents 401K assets being rolled over to retirement account and subsequently withdrawn for cash to close.	A	A	A	A	A
300804659	412396	07/06/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing signed inquiry letter. Letter in file is not signed by borrowers.	07/16/2018
Verified reserves - 19.94 months of verified PITI post-closing reserves. 9 months of PITI reserves required. ; Verified credit history - 787/808 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history - 238 months of current and prior mortgage history paid 0x30 per credit report.
											Exception is cleared with the attached copy of the borrower signed credit inquiry letter. Exception Cleared;	Exception is cleared with the attached copy of the borrower signed credit inquiry letter. Exception Cleared;	A	A	A	A	A
300820230	417989	07/23/2018	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Loan Estimate was not provided within 3 business days of rate lock date.	07/27/2018
Verified reserves - Post closing 14.99 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 809 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/2003.; Verified housing payment history - 150 months of current and prior mortgage history paid 0x30 per credit report.
											Lock was prior to application. Disclosures were made within 3 business days of the application. Exception Cleared.	Lock was prior to application. Disclosures were made within 3 business days of the application. Exception Cleared.	A	A	A	A	A
300845499	424410	08/09/2018	Credit	Missing Proof of Release of Escrow Holdback	HUD 0023	1	Closed
Documentation of Cost to Build states lender required Escrow Holdback for completion of landscaping and concrete work. No evidence that Escrow Holdback funds were released. No evidence of Escrow Holdback on Closing Disclosure.
									08/20/2018
Verified credit history - 781 qualifying credit score. 700 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 2/1998. ; Low DTI - 29.04% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing 38.71 months of verified PITI reserves. 9 months of PITI reserves required.

1) Rec'd response of: Construction loan closed last fall, we did not hold back any funds for escrow at the time of the construction loan, there was no escrow set up then. Due to issues with the weather they needed to hold money back for concrete/landscaping when they finalized the #s for construction. You can see by the attached document that our refinance paid off the construction loan to a zero balance. Construction loan. The escrow account page shows "zero"". ** No exception cleared.
2) "Please find attached: Proof of concrete payout and proof that the rest of the funds from escrow were paid directly to the borrower so they could pay the landscaping bill in fill (we did not pay it directly since there was not enough there to pay it in full) Final invoice from the landscaper marked as paid in full along with a copy of the Fensters down payment check to the landscaper. ...Screen shots support where the escrow funds went". ** Exception is cleared with the attached printouts from the lenders LOS that evidences the escrow balance being fully disbursed. Appraisal report for subject transaction was completed as-is, thus confirming construction is complete.

Exception is cleared with the attached printouts from the lenders LOS that evidences the escrow balance being fully disbursed. Appraisal report for subject transaction was completed as-is, thus confirming construction is complete.
													A	A	A	A	A
300845499	424450	08/09/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Missing fully legible appraisers license confirming license was unexpired.	08/20/2018
Verified credit history - 781 qualifying credit score. 700 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 2/1998. ; Low DTI - 29.04% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing 38.71 months of verified PITI reserves. 9 months of PITI reserves required.
											Exception is cleared with the attached legible copy of the active appraisers license.	Exception is cleared with the attached legible copy of the active appraisers license.	A	A	A	A	A
300845499	424456	08/09/2018	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Subject is new construction. Missing documentation to confirm property taxes based on new appraisal.	08/14/2018
Verified credit history - 781 qualifying credit score. 700 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 2/1998. ; Low DTI - 29.04% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing 38.71 months of verified PITI reserves. 9 months of PITI reserves required.
											Exception is cleared with the attached documented mill rate for subject property to support monthly tax liability considered in qualifying.	Exception is cleared with the attached documented mill rate for subject property to support monthly tax liability considered in qualifying.	A	A	A	A	A
300856875	427425	08/16/2018	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of 19 cents more than the Calculated Projected Payments Table.
									08/22/2018
Low DTI - 10.27% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing 50.77 months of PITI reserves. 9 months of PITI reserves requires. Sufficient reserves to cover 6 months PITI on additional REO properties.

Received response of: If the annual tax bill is not evenly divisible by 12 (rounding to two decimal places), the amount must be adjusted to accommodate the escrow in our LOS system. That is why this one is slightly off. ** Disclosed taxes are based on the documented tax rounded to nearest dollar. Exception Cleared.
												Disclosed taxes are based on the documented tax rounded to nearest dollar. Exception Cleared.	A	A	A	A	A
300792192	432974	08/27/2018	Compliance	Cannot Reconcile LE / CD Versioning	TRID 0137	1	Closed
Two CDs issued on 7/30. Disclosures are not timestamped and the same courier shipment tracking slip was provided for both disclosures to evidence delivery, thus unable to determine correct issuance sequence.
									09/12/2018	Verified housing payment history - Credit report confirms 58 months satisfactory mortgage rating.; Low DTI - Approved DTI 31.02% < 43% max allowed.
1) Response received is insufficient to satisfy the exception. Exception Remains;
2) Attached interim disclosure with evidence of delivery to borrower is insufficient to satisfy the exception. Provide an official attestation on company letterhead that is signed by an officer of the institution to confirm the order of issuance for the two CDs issued on 7/30. Signed attestation should state whether both disclosures were delivered to the borrower. Exception Remains;
3) Exception is cleared with the attached official signed attestation confirming that the CD issued with deficient settlement agent contact information was not delivered to borrower. Exception Cleared.
												Exception is cleared with the attached official signed attestation confirming that the CD issued with deficient settlement agent contact information was not delivered to borrower. Exception Cleared.	A	A	A	A	A
300792192	433046	08/27/2018	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
LE provided or mailed on (2018-05-11). Since it was not provided in person, a consumer is considered to have received the LE on (2018-05-15), which is after (2018-05-14); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the LE. Under Reg Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the LE. (12 CFR 1026.19(e)(2)(i)(A))
										Verified housing payment history - Credit report confirms 58 months satisfactory mortgage rating.; Low DTI - Approved DTI 31.02% < 43% max allowed.	Exception Initial Grade EV2 - Pre-disclosure Fee Restriction. CD does not reflect any fees being paid outside of closing. Exception Overridden to EV2.	Exception Initial Grade EV2 - Pre-disclosure Fee Restriction. CD does not reflect any fees being paid outside of closing. Exception Overridden to EV2.	B	B	B	B	B
300792192	433050	08/27/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	TRID 0121	2	Acknowledged
The sum of non-specific (lump sum) lender credits and specific lender credits ($0.00) has decreased from the amount disclosed on the Closing Disclosure sent on 2018-07-20, ($16.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
										Verified housing payment history - Credit report confirms 58 months satisfactory mortgage rating.; Low DTI - Approved DTI 31.02% < 43% max allowed.
1) Exception is partially cured with the attached corrective re-disclosure, accompanying letter of explanation, and courier shipment receipt to evidence delivery to borrower was completed within 60 days of consummation. Provide final settlement statement to confirm credit to cure was applied at closing. Exception Remains;
2) Exception is cured with the attached corrective re-disclosure, accompanying letter of explanation, copy of refund check, and courier shipment receipt to evidence delivery to borrower was completed within 60 days of consummation (Stip 8/29). Exception Overridden to EV2.

Exception is cured with the attached corrective re-disclosure, accompanying letter of explanation, copy of refund check, and courier shipment receipt to evidence delivery to borrower was completed within 60 days of consummation (Stip 8/29). Exception Overridden to EV2.
													B	B	B	B	B
300792192	433073	08/27/2018	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	1	Closed	CD History does not provide the Change Date for the rate extensions, thus unable to confirm disclosure was issued within 3 days of the COC reason.	09/06/2018	Verified housing payment history - Credit report confirms 58 months satisfactory mortgage rating.; Low DTI - Approved DTI 31.02% < 43% max allowed.	Exception is cleared with the loan memo that documents the change of circumstance for the re-disclosed CDs. Exception Cleared;	Exception is cleared with the loan memo that documents the change of circumstance for the re-disclosed CDs. Exception Cleared;	A	A	A	A	A
300906068	446767	10/09/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Tax Returns are unsigned.	10/19/2018	Low DTI - 21.94% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing 22.18 months of PITI reserves. 9 months of PITI reserves required.
Rec'd response of: Personal tax returns do not require "signatures". The tax transcripts confirm and take the place of the signatures. ** Agree. Loan file contains most recent two years IRS Tax Transcripts. Exception Cleared.
												Loan file contains most recent two years IRS Tax Transcripts. Exception Cleared.	A	A	A	A	A
300912270	452623	10/24/2018	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed	Per appraisal subject is Rural property. Sold Comps range from 22.84 miles to 51.07 miles from subject.	11/02/2018	Verified credit history - Qualifying credit scores of 782/810. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1994.	Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser.	Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser.	A	A	A	A	A
300912270	452624	10/24/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	11/02/2018	Verified credit history - Qualifying credit scores of 782/810. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1994.	Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser.	Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser.	A	A	A	A	A
300917099	463419	11/21/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential ownership fraud finding.	12/03/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached county land record that confirms borrowers are not owners of the property listed in the potential ownership fraud finding.	Exception is cleared with the attached county land record that confirms borrowers are not owners of the property listed in the potential ownership fraud finding.	A	A	A	A	A
300917099	463425	11/21/2018	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing change of circumstance for the interim LE.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached LE history that provides the change of circumstance reason and change date for the re-disclosed LE.	Exception is cleared with the attached LE history that provides the change of circumstance reason and change date for the re-disclosed LE.	A	A	A	A	A
300917099	463984	11/26/2018	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Sellers CD for subject transaction.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached copy of the sellers CD.	Exception is cleared with the attached copy of the sellers CD.	A	A	A	A	A
300917099	464001	11/26/2018	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final settlement statement or seller CD to evidence the sale of the departing residence.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached signed closing statement for departing residence.	Exception is cleared with the attached signed closing statement for departing residence.	A	A	A	A	A
300917099	464003	11/26/2018	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support the qualifying property tax payment.	12/03/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached tax bill for subject property. Qualifying property taxes were calculated using the appraisal value and the documented mill rate.	Exception is cleared with the attached tax bill for subject property. Qualifying property taxes were calculated using the appraisal value and the documented mill rate.	A	A	A	A	A
300917099	464080	11/26/2018	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing final settlement statement or seller CD to evidence receipt of the sale proceeds for the departing residence.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached signed closing statement and wire confirmation to evidence receipt of sale proceeds for departing residence.	Exception is cleared with the attached signed closing statement and wire confirmation to evidence receipt of sale proceeds for departing residence.	A	A	A	A	A
300917099	464082	11/26/2018	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
According to the mailbox rule, the LE is considered received one day after the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached 3rd party shipping label with tracking number and LE history that confirms the overnight delivery method.	Exception is cleared with the attached 3rd party shipping label with tracking number and LE history that confirms the overnight delivery method.	A	A	A	A	A
300917099	464084	11/26/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2018-09-21: Inspection Fee, Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached LE history which provides the change of circumstance reason and change date for the re-disclosed LE.	Exception is cleared with the attached LE history which provides the change of circumstance reason and change date for the re-disclosed LE.	A	A	A	A	A
300917099	464088	11/26/2018	Property	HPML Appraisal Requirements are Not Met	APPR 0044	1	Closed	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached updated appraisal.	Exception is cleared with the attached updated appraisal.	A	A	A	A	A
300917099	464093	11/26/2018	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VVOE completed 10 days prior to closing.	12/04/2018
Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on departing residence.; Verified credit history - Oldest tradeline 3/1995, Middle credit scores 765 / 754 with no history of delinquency reported. Minimum credit score required 700.; Verified employment history - VOE confirms B1s employment with present employer for 16+ Years.; Low DTI - DTI 25.98% < 43% max allowed.
											Exception is cleared with the attached VOE completed within 10 days prior to closing.	Exception is cleared with the attached VOE completed within 10 days prior to closing.	A	A	A	A	A
300924385	465118	11/29/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	12/18/2018
Low LTV/CLTV/HCLTV - LTV/CLTV of 59.727%. Maximum of 80% allowed.; Verified reserves - Post closing 21.86 months of verified PITI reserves. 9 months of PITI reserves required.; Verified credit history - 791/789 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/2004.
											Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. Exception Cleared.	Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. Exception Cleared.	A	A	A	A	A
300924385	465138	11/29/2018	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2 years of Tax Transcripts as required per lender guidelines.	12/31/2018
Low LTV/CLTV/HCLTV - LTV/CLTV of 59.727%. Maximum of 80% allowed.; Verified reserves - Post closing 21.86 months of verified PITI reserves. 9 months of PITI reserves required.; Verified credit history - 791/789 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/2004.

1) Attached K1s are insufficient to satisfy the exception. Missing two years IRS Tax Transcripts. Exception Remains;
2) Exception is cleared with 2015/2016 IRS Tax Transcripts with 2017 evidence of extension to file.
												Exception is cleared with 2015/2016 IRS Tax Transcripts with 2017 evidence of extension to file.	A	A	A	A	A
300924385	465240	11/29/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2 years (2016 and 2017) of 1040 tax returns as required per lender guidelines.	12/31/2018
Low LTV/CLTV/HCLTV - LTV/CLTV of 59.727%. Maximum of 80% allowed.; Verified reserves - Post closing 21.86 months of verified PITI reserves. 9 months of PITI reserves required.; Verified credit history - 791/789 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/2004.

1) Attached K1s, IRS Tax Transcripts, and evidence of extension to file 2017 1040 is insufficient to satisfy the exception. Missing complete copies of the 2015/2016 1040s, thus unable to reconcile K1 activity without the 1040 tax returns. Exception Remains;
2) Exception is partially cleared with the attached 2015/2016 1040s. Missing is 2016 K1 for Trust. Exception Remains;
3) Attached K1s are insufficient to satisfy the exception. Missing Missing is 20161 K1 for Trust. Exception Remains;
4) Confirmed 2016 form 1041 provided. 2015/2016 1040/K1s were previously provided via stip presentment on 12/21. Exception Cleared.
												Confirmed 2016 form 1041 provided. 2015/2016 1040/K1s were previously provided via stip presentment. Exception Cleared.	A	A	A	A	A
300924385	465256	11/29/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed.	12/17/2018
Low LTV/CLTV/HCLTV - LTV/CLTV of 59.727%. Maximum of 80% allowed.; Verified reserves - Post closing 21.86 months of verified PITI reserves. 9 months of PITI reserves required.; Verified credit history - 791/789 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/2004.
											Exception is cleared with the attached comprehensive fraud report.	Exception is cleared with the attached comprehensive fraud report.	A	A	A	A	A
300935440	465605	12/01/2018	Compliance	Payoff and Payments Section is incomplete and/or does not meet the Clear and Conspicuous standard	TRID 0168	1	Closed
Final Closing Disclosure reflects a Payoff Title. UW Notes indicate borrower was to pay construction overages at closing. Missing confirmation from builder confirming amount due for overage and final Closing Disclosure to accurately reflect the Payee for funds disbursed at closing.
									12/26/2018
Verified credit history - 788/802 qualifying credit scored. 700 minimum scores required. No derogatory credit. Credit file dates back to 6/1992.; Verified reserves - Post closing 20.94 months of PITI reserves. 9 months of PITI reserves required.; Low DTI - 25.42% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1) Attached itemization for overages is insufficient to satisfy the exception. Exception Remains;
2) Attached check is payable to the title company, not the builder. Exception Remains;
3) Exception is cleared with the attached copy of the final draw paid to builder with signed final affidavit and agreement. Final draw statement in file confirms the overages / extras were included in the final draw disbursed from title. Exception Cleared.

Exception is cleared with the attached copy of the final draw paid to builder with signed final affidavit and agreement. Final draw statement in file confirms the overages / extras were included in the final draw disbursed from title.
													A	A	A	A	A
300935440	465606	12/01/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	Missing 2 years of tax returns for coborrower as required per lender guidelines.
Verified credit history - 788/802 qualifying credit scored. 700 minimum scores required. No derogatory credit. Credit file dates back to 6/1992.; Verified reserves - Post closing 20.94 months of PITI reserves. 9 months of PITI reserves required.; Low DTI - 25.42% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1) Attached LP is insufficient to satisfy the exception. Per lender guide, "Two years of tax returns required for all loans regardless of source of income. Borrower to sign 4506T and 2 years transcripts required". Exception Remains;
2) Exception is overridden to EV2 with the attached 2016/2017 IRS Tax Transcripts for B2. Signed 4506T form provided in file. B2 did not contribute income in qualifying. Exception Overridden to EV2.
												Exception is overridden to EV2 with the attached 2016/2017 IRS Tax Transcripts for B2. Signed 4506T form provided in file. B2 did not contribute income in qualifying. Exception Overridden to EV2.	B	B	B	B	B
300935440	465607	12/01/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Final 1008/1003 do not reflect the updated tax payment amount. Missing correct final 1008 reflecting qualifying tax payment and DTI.	12/17/2018
Verified credit history - 788/802 qualifying credit scored. 700 minimum scores required. No derogatory credit. Credit file dates back to 6/1992.; Verified reserves - Post closing 20.94 months of PITI reserves. 9 months of PITI reserves required.; Low DTI - 25.42% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											Exception is cleared with the attached documented mill rate, lenders qualifying property tax calculation, and corrected 1008.	Exception is cleared with the attached documented mill rate, lenders qualifying property tax calculation, and corrected 1008.	A	A	A	A	A
300761773	403042	05/15/2018	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing documentation to confirm both taxes and insurance is being escrowed on departing residence.	05/24/2018
Verified housing payment history - Credit report confirms 65 months satisfactory mortgage rating.; Verified credit history - Middle credit score 809 with no history of delinquency reported. Minimum credit score required 680.; Verified employment history - VOE confirms borrowers employment with present employer  for 10 years.; Low DTI - 32.12% DTI < 43% max allowed.

1) Lender posted response is insufficient to satisfy the exception. Exception Remains;
2) Attached property report listing property tax assessment is insufficient to satisfy the exception. Exception Remains;
3) Exception cleared. Property report  and Mortgage billing statement in file supports both taxes and insurance is being escrowed. Exception Cleared.
												Exception cleared. Property report and Mortgage billing statement in file supports both taxes and insurance is being escrowed. Exception Cleared.	A	A	A	A	A
300761773	403063	05/15/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1120S Tax Returns are not signed.	05/18/2018
Verified housing payment history - Credit report confirms 65 months satisfactory mortgage rating.; Verified credit history - Middle credit score 809 with no history of delinquency reported. Minimum credit score required 680.; Verified employment history - VOE confirms borrowers employment with present employer  for 10 years.; Low DTI - 32.12% DTI < 43% max allowed.
											Exception is cleared with the attached borrower esigned pg 1 of the 2015/2016 1120S Tax Returns. Complete unsigned copies were provided in the original loan file.	Exception is cleared with the attached borrower esigned pg 1 of the 2015/2016 1120S Tax Returns. Complete unsigned copies were provided in the original loan file.	A	A	A	A	A
300761773	403072	05/15/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	Lender information is duplicated in the Broker column of the CD Contact Information Section.
Verified housing payment history - Credit report confirms 65 months satisfactory mortgage rating.; Verified credit history - Middle credit score 809 with no history of delinquency reported. Minimum credit score required 680.; Verified employment history - VOE confirms borrowers employment with present employer  for 10 years.; Low DTI - 32.12% DTI < 43% max allowed.

Exception initial grade EV2 due to immateriality. There is no broker information to disclose, thus lender information being duplicated in the broker column of the CD contact information section is considered to be immaterial.

Exception initial grade EV2 due to immateriality. There is no broker information to disclose, thus lender information being duplicated in the broker column of the CD contact information section is considered to be immaterial.
													B	B	B	B	B